Schedule of warrants outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Warrant outstanding, Number (in shares)	583,090	668,138
Warrant outstanding, Weighted average remaining contractual life (years)	1 year 4 months 6 days
Warrant outstanding, Weighted average exercise price	$ 1.93	$ 2.35
Warrants [member] | August 2020 [member]
IfrsStatementLineItems [Line Items]
Warrant outstanding, Number (in shares)	17,310
Warrant outstanding, Weighted average remaining contractual life (years)	1 month 6 days
Warrant outstanding, Weighted average exercise price	$ 47.00
Warrants [member] | February 2021 [member]
IfrsStatementLineItems [Line Items]
Warrant outstanding, Number (in shares)	16,507
Warrant outstanding, Weighted average remaining contractual life (years)	1 month 20 days
Warrant outstanding, Weighted average exercise price	$ 181.25
Warrants [member] | June 2024 [member]
IfrsStatementLineItems [Line Items]
Warrant outstanding, Number (in shares)	549,273
Warrant outstanding, Weighted average remaining contractual life (years)	1 year 5 months 1 day
Warrant outstanding, Weighted average exercise price	$ 0.01